Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 5:- TRADE RECEIVABLES, NET

	December 31,
	2024	2023

Open accounts	$610,127	$574,425
Checks receivable	14,991	14,695
Current maturities of long-term receivables	196,223	146,139
	821,341	735,259
Less - allowance for doubtful accounts(*)	18,106	14,251

Trade receivables, net	$803,235	$721,008

(*)	provision for expected losses, net for the years ended December 31, 2024, 2023 and 2022 were $4,499, $4,532 and $3,022 , respectively.